Accrued Compensation and Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accrued Liabilities [Line Items]
Salary and related benefits	$ 5,146	$ 6,544
Accrued vacation	3,908	2,777
Accrued incentive payments	7,280	7,699
Severance accrual	210	1,225
Total accrued compensation and benefits	$ 16,544	$ 18,245